Restricted Cash (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Restricted cash	$ 44.8
Held in certain account	29.5	$ 34.5
Escrow account	$ 15.3